Mineral Rights (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Mineral Rights [Line Items]
Carrying value of the mineral rights	$ 32,086,000	$ 30,100,000
Amortization amount
Purchase Agreement [Member]
Mineral Rights [Line Items]
Carrying value of the mineral rights	30,100,000
Maximum [Member]
Mineral Rights [Line Items]
Carrying value of the mineral rights	$ 1,986,000